Property and Equipment, Net (Details 1)	Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Abstract]
2020	$ 1,050,292
2021	1,132,944
2022	997,970
2023	827,450
2024	682,677
Thereafter
Total	$ 4,691,333